1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — July 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.5%
Aerospace and Defense  — 4.2%
44,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 1,922,360
18,500 Kaman Corp. ............................................ 569,430
1,400 L3Harris Technologies Inc. ....................... 335,958
20,000 Meggitt plc† ............................................. 192,412
3,020,160
Automotive: Parts and Accessories  — 3.8%
13,500 Haldex AB† .............................................. 83,958
20,000 Iveco Group NV† ...................................... 121,686
65,000 Meritor Inc.† ............................................ 2,367,300
10,000 Tenneco Inc., Cl. A† .................................. 188,700
2,761,644
Broadcasting  — 1.5%
9,500 Sinclair Broadcast Group Inc., Cl. A ........... 207,480
42,000 TEGNA Inc. .............................................. 879,480
1,086,960
Building and Construction  — 5.6%
6,000 Carrier Global Corp. .................................. 243,180
32,000 Griffon Corp. ............................................ 960,320
3,100 Lennar Corp., Cl. B ................................... 210,428
11,510 Nobility Homes Inc. .................................. 299,260
8,000 Skyline Champion Corp.† ......................... 506,400
11,000 Vulcan Materials Co. ................................. 1,818,630
4,038,218
Business Services  — 1.4%
3,800 Atlantia SpA ............................................. 87,657
245,000 Clear Channel Outdoor Holdings Inc.† ....... 379,750
75,000 Dawson Geophysical Co.† ........................ 114,000
5,000 Euromoney Institutional Investor plc ......... 88,291
2,000 eWork Group AB ...................................... 22,515
12,000 Nielsen Holdings plc ................................. 287,400
2,000 Stagwell Inc.† .......................................... 13,220
992,833
Cable and Satellite  — 5.8%
26,000 DISH Network Corp., Cl. A† ...................... 451,620
3,500 Liberty Broadband Corp., Cl. A† ................ 377,755
3,500 Liberty Broadband Corp., Cl. C† ................ 381,255
24,000 Liberty Global plc, Cl. A† .......................... 522,240
3,000 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 185,970
3,000 Liberty Media Corp.- Liberty Formula One,
Cl. C† ................................................... 203,310
30,000 Shaw Communications Inc., Cl. B ............. 811,526
45,000 Shaw Communications Inc., New York,
Cl. B ..................................................... 1,216,350
4,150,026
Communications Equipment  — 1.7%
14,000 Digi International Inc.† ............................. 398,860
Shares
Market
Value
51,000 NeoPhotonics Corp.† ................................ $ 815,490
1,214,350
Computer Software and Services  — 7.9%
2,300 Activision Blizzard Inc. .............................. 183,885
2,500 Aspen Technology Inc.† ............................ 510,225
44,000 Avast plc .................................................. 249,162
6,000 Black Knight Inc.† .................................... 394,080
9,000 Change Healthcare Inc.† ........................... 218,430
8,000 Citrix Systems Inc. ................................... 811,280
3,000 Convey Health Solutions Holdings Inc.† .... 31,350
4,000 EMIS Group plc ........................................ 89,143
5,000 Fiserv Inc.† .............................................. 528,400
10,000 Mandiant Inc.† ......................................... 227,800
1,000 ManTech International Corp., Cl. A ............ 95,820
6,500 Playtech plc† ............................................ 38,866
1,000 Rockwell Automation Inc. ......................... 255,280
16,000 Sailpoint Technologies Holdings Inc.† ....... 1,020,320
450 Twitter Inc.† ............................................. 18,724
2,000 VMware Inc., Cl. A .................................... 232,400
10,000 Zendesk Inc.† ........................................... 754,200
5,659,365
Consumer Products  — 2.9%
5,000 Bang & Olufsen A/S† ................................ 10,469
200,000 Swedish Match AB ................................... 2,090,098
2,100,567
Consumer Services  — 2.3%
75,000 MoneyGram International Inc.† ................. 762,000
20,000 Terminix Global Holdings Inc.† ................. 894,000
1,656,000
Containers and Packaging  — 0.5%
5,000 Ardagh Group SA ..................................... 84,500
2,700 Greif Inc., Cl. A ......................................... 190,674
1,400 Greif Inc., Cl. B ......................................... 97,748
372,922
Diversified Industrial  — 6.4%
8,000 Hexcel Corp. ............................................ 484,080
1,900 IBI Group Inc.† ......................................... 28,592
152,200 Myers Industries Inc. ................................ 3,703,026
17,500 Resolute Forest Products Inc.† ................. 354,900
4,570,598
Electronics  — 0.6%
10,000 Plantronics Inc.† ...................................... 397,900
Energy and Utilities  — 9.6%
5,000 Alerion Cleanpower SpA ........................... 193,678
133,333 Alvopetro Energy Ltd. ............................... 724,687
1,000 Avangrid Inc. ............................................ 48,730
10,000 Avista Corp. ............................................. 422,600
180,000 ContourGlobal plc ..................................... 563,354
35,000 Endesa SA ................................................ 640,672

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
7,087 Energy Transfer LP ................................... $ 80,154
1,000 Etablissements Maurel et Prom SA ........... 5,264
160,000 Gulf Coast Ultra Deep Royalty Trust ........... 7,968
4,000 Iberdrola SA ............................................. 42,640
3,500 KLX Energy Services Holdings Inc.† .......... 18,690
8,000 NorthWestern Corp. .................................. 443,600
30,000 PNM Resources Inc. ................................. 1,448,100
5,500 Portland General Electric Co. ..................... 282,370
27,000 Severn Trent plc ....................................... 969,978
16,000 Shell Midstream Partners LP .................... 256,800
3,300 South Jersey Industries Inc. ..................... 113,124
1,500 Southwest Gas Holdings Inc. .................... 130,440
12,000 UGI Corp. ................................................. 517,920
6,910,769
Entertainment  — 2.9%
42,000 Fox Corp., Cl. B ........................................ 1,297,800
22,000 Liberty Media Corp.- Liberty Braves, Cl. A† 634,920
11,600 Warner Bros Discovery Inc.† .................... 174,000
2,106,720
Financial Services  — 6.3%
16,500 Aareal Bank AG† ....................................... 536,269
1,900 Alleghany Corp.† ...................................... 1,591,212
2,800 Brookfield Asset Management Inc., Cl. A ... 139,020
17,500 Cadence Bank .......................................... 456,750
1,766 CNFinance Holdings Ltd., ADR† ................ 4,115
7,500 Fanhua Inc., ADR ..................................... 39,487
10,000 First Horizon Corp. ................................... 223,600
10,000 Intertrust NV† .......................................... 197,256
30,000 Navient Corp. ........................................... 494,100
1,800 SouthState Corp. ...................................... 152,586
8,500 Synovus Financial Corp. ........................... 343,230
400 Topdanmark AS ........................................ 19,496
7,000 Webster Financial Corp. ............................ 325,150
4,522,271
Food and Beverage  — 0.8%
5,000 Campbell Soup Co. ................................... 246,750
4,000 Flowers Foods Inc. ................................... 113,640
12,000 GrainCorp Ltd., Cl. A ................................. 71,435
10,000 Primo Water Corp. .................................... 132,200
14,000 United Malt Group Ltd. ............................. 35,899
599,924
Health Care  — 11.4%
45,000 1Life Healthcare Inc.† ............................... 762,300
2,000 AstraZeneca plc, ADR ............................... 132,460
15,800 Biohaven Pharmaceutical Holding Co.
Ltd.† .................................................... 2,307,116
1,200 Bio-Rad Laboratories Inc., Cl. A† .............. 675,912
8,400 Bioventus Inc., Cl. A† ............................... 71,316
Shares
Market
Value
25,000 CareTech Holdings plc .............................. $ 228,033
23,000 Covetrus Inc.† .......................................... 477,710
28,000 Epizyme Inc.† ........................................... 41,440
2,000 F-star Therapeutics Inc.† .......................... 12,900
7,000 Grifols SA, ADR† ...................................... 62,160
8,500 Hanger Inc.† ............................................ 157,845
3,000 Healthcare Realty Trust Inc., REIT ............. 78,750
100 ICU Medical Inc.† ..................................... 17,717
11,000 Idorsia Ltd.† ............................................ 134,055
1,000 Illumina Inc.† ........................................... 216,680
2,000 Meridian Bioscience Inc.† ......................... 63,320
9,000 Perrigo Co. plc ......................................... 376,830
6,000 QIAGEN NV† ............................................ 297,840
633 QuidelOrtho Corp.† ................................... 64,591
2,000 Radius Health Inc.† .................................. 20,160
15,600 Sharps Compliance Corp.† ....................... 134,628
4,000 TherapeuticsMD Inc.† .............................. 24,920
5,000 Turning Point Therapeutics Inc.† ............... 374,900
70,000 Viatris Inc. ............................................... 678,300
4,700 Vifor Pharma AG† .................................... 821,148
8,233,031
Hotels and Gaming  — 0.6%
5,000 Ryman Hospitality Properties Inc., REIT† .. 442,700
Machinery  — 1.9%
25,000 CFT SpA† ................................................. 117,536
6,000 CIRCOR International Inc.† ....................... 104,460
35,000 CNH Industrial NV .................................... 446,253
30,000 CNH Industrial NV, Borsa Italiana .............. 387,600
2,000 Otis Worldwide Corp. ............................... 156,340
6,553 Valmet Oyj ............................................... 181,368
1,393,557
Materials  — 3.7%
10,000 Rogers Corp.† .......................................... 2,692,500
Media  — 2.3%
70,000 Telenet Group Holding NV ......................... 1,116,794
40,000 The E.W. Scripps Co., Cl. A† ..................... 570,400
1,687,194
Metals and Mining  — 1.1%
38,000 Alamos Gold Inc., Cl. A ............................. 299,820
4,257 Kinross Gold Corp. ................................... 14,594
3,000 Mativ Inc. ................................................. 65,550
15,000 Pan American Silver Corp., Toronto ........... 305,260
55,000 Sierra Metals Inc. ..................................... 32,648
1,500 Turquoise Hill Resources Ltd.† ................. 39,229
757,101
Publishing  — 0.1%
2,500 Lee Enterprises Inc.† ................................ 46,750
Real Estate  — 1.8%
16,500 American Campus Communities Inc., REIT 1,077,780

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
5,000 Bluerock Residential Growth REIT Inc. ...... $ 131,350
5,000 Corem Property Group AB, Cl. B ............... 6,711
1,000 S IMMO AG .............................................. 23,303
38,029 Trinity Place Holdings Inc.† ...................... 39,930
1,279,074
Retail  — 4.0%
1,200 Kohl's Corp. ............................................. 34,968
1,400 SpartanNash Co. ...................................... 45,206
58,000 Sportsman's Warehouse Holdings Inc.† .... 571,880
5,600 Valora Holding AG .................................... 1,529,653
29,000 Village Super Market Inc., Cl. A ................. 654,530
12,400 Yamada Holdings Co. Ltd. ......................... 44,634
2,880,871
Specialty Chemicals  — 1.4%
10,000 Atotech Ltd.† ........................................... 226,800
21,500 GCP Applied Technologies Inc.† ................ 677,250
15,000 SGL Carbon SE† ....................................... 112,911
800 Tronox Holdings plc, Cl. A ......................... 12,488
1,029,449
Telecommunications  — 2.0%
100 Gilat Satellite Networks Ltd.† .................... 662
200,000 Koninklijke KPN NV .................................. 658,405
10,000 Liberty Latin America Ltd., Cl. A† .............. 73,700
12,000 Liberty Latin America Ltd., Cl. C† .............. 88,080
8,500 Orange Belgium SA† ................................ 163,324
11,000 Parrot SA† ............................................... 47,443
1,000 Rogers Communications Inc., Cl. B ........... 45,960
2,500 Switch Inc., Cl. A ...................................... 84,525
20,600 Telesat Corp.† .......................................... 250,084
3,000 Telesat Corp.† .......................................... 36,420
1,448,603
Transportation  — 0.6%
2,375 DSV A/S ................................................... 397,812
Wireless Communications  — 3.4%
70,000 Lumen Technologies Inc. .......................... 762,300
53,485 Millicom International Cellular SA, SDR† ... 838,154
380,321 NII Holdings Inc., Escrow† ....................... 133,112
8,000 Telephone and Data Systems Inc. .............. 126,480
20,000 United States Cellular Corp.† .................... 585,800
2,445,846
TOTAL COMMON STOCKS .................. 70,895,715
CLOSED-END FUNDS  — 0.2%
30,000 Altaba Inc., Escrow† ................................. 111,000
Shares
Market
Value
RIGHTS  — 0.4%
Health Care  — 0.1%
45,000 Achillion Pharmaceuticals Inc., CVR† ........ $ 22,500
52,000 Adamas Pharmaceuticals Inc., CVR† ......... 2,600
52,000 Adamas Pharmaceuticals Inc., CVR† ......... 2,600
13,000 Ambit Biosciences Corp., CVR† ................ 21,970
5,000 Flexion Therapeutics Inc., CVR† ................ 3,250
75,000 Innocoll, CVR† ......................................... 0
14,000 Ipsen SA/Clementia, CVR† ........................ 0
11,000 Ocera Therapeutics, CVR† ........................ 1,870
2,000 Prevail Therapeutics Inc., CVR† ................ 1,000
156,000 Teva Pharmaceutical Industries Ltd., CCCP,
expire 02/20/23† ................................... 0
7,000 Tobira Therapeutics Inc., CVR† ................. 0
1,500 Zogenix Inc., CVR† ................................... 1,125
56,915
Metals and Mining  — 0.3%
10,000 Kinross Gold Corp., CVR† ......................... 0
400,000 Pan American Silver Corp., CVR† .............. 260,000
260,000
TOTAL RIGHTS ............................... 316,915
WARRANTS  — 0.0%
Business Services  — 0.0%
6 Internap Corp., expire 05/08/24† .............. 3,912
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.9%
$ 660,000 U.S. Treasury Bill,
1.593%††, 12/01/22 ............................. 654,271
TOTAL INVESTMENTS — 100.0%
(Cost $69,298,488) ............................... $ 71,981,813
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2022 (Unaudited)
As of July 31, 2022, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Depreciation
USD 2,084,110 SEK 21,200,000 State Street Bank and Trust Co. 08/26/22 $ (4,752)